Expense Example	(Emerging Markets Fund) Class A (Emerging Markets Fund - Classes A, C, I and R6) 1 year	(Emerging Markets Fund) Class A (Emerging Markets Fund - Classes A, C, I and R6) 3 years	(Emerging Markets Fund) Class A (Emerging Markets Fund - Classes A, C, I and R6) 5 years	(Emerging Markets Fund) Class A (Emerging Markets Fund - Classes A, C, I and R6) 10 years	(Emerging Markets Fund) Class C (Emerging Markets Fund - Classes A, C, I and R6) 1 year	(Emerging Markets Fund) Class C (Emerging Markets Fund - Classes A, C, I and R6) 3 years	(Emerging Markets Fund) Class C (Emerging Markets Fund - Classes A, C, I and R6) 5 years	(Emerging Markets Fund) Class C (Emerging Markets Fund - Classes A, C, I and R6) 10 years	(Emerging Markets Fund) Class I (Emerging Markets Fund - Classes A, C, I and R6) 1 year	(Emerging Markets Fund) Class I (Emerging Markets Fund - Classes A, C, I and R6) 3 years	(Emerging Markets Fund) Class I (Emerging Markets Fund - Classes A, C, I and R6) 5 years	(Emerging Markets Fund) Class I (Emerging Markets Fund - Classes A, C, I and R6) 10 years	(Emerging Markets Fund) Class R6 (Emerging Markets Fund - Classes A, C, I and R6) 1 year	(Emerging Markets Fund) Class R6 (Emerging Markets Fund - Classes A, C, I and R6) 3 years	(Emerging Markets Fund) Class R6 (Emerging Markets Fund - Classes A, C, I and R6) 5 years	(Emerging Markets Fund) Class R6 (Emerging Markets Fund - Classes A, C, I and R6) 10 years	(Emerging Markets Fund) Class R4 (Emerging Markets Fund - Classes R4 and R5) 1 year	(Emerging Markets Fund) Class R4 (Emerging Markets Fund - Classes R4 and R5) 3 years	(Emerging Markets Fund) Class R4 (Emerging Markets Fund - Classes R4 and R5) 5 years	(Emerging Markets Fund) Class R4 (Emerging Markets Fund - Classes R4 and R5) 10 years	(Emerging Markets Fund) Class R5 (Emerging Markets Fund - Classes R4 and R5) 1 year	(Emerging Markets Fund) Class R5 (Emerging Markets Fund - Classes R4 and R5) 3 years	(Emerging Markets Fund) Class R5 (Emerging Markets Fund - Classes R4 and R5) 5 years	(Emerging Markets Fund) Class R5 (Emerging Markets Fund - Classes R4 and R5) 10 years	(Emerging Markets Fund) Class NAV (Emerging Markets Fund -- Class NAV) 1 year	(Emerging Markets Fund) Class NAV (Emerging Markets Fund -- Class NAV) 3 years	(Emerging Markets Fund) Class NAV (Emerging Markets Fund -- Class NAV) 5 years	(Emerging Markets Fund) Class NAV (Emerging Markets Fund -- Class NAV) 10 years	(International Small Company Fund) Class A (International Small Company Fund - Classes A, C, I and R6) 1 year	(International Small Company Fund) Class A (International Small Company Fund - Classes A, C, I and R6) 3 years	(International Small Company Fund) Class A (International Small Company Fund - Classes A, C, I and R6) 5 years	(International Small Company Fund) Class A (International Small Company Fund - Classes A, C, I and R6) 10 years	(International Small Company Fund) Class C (International Small Company Fund - Classes A, C, I and R6) 1 year	(International Small Company Fund) Class C (International Small Company Fund - Classes A, C, I and R6) 3 years	(International Small Company Fund) Class C (International Small Company Fund - Classes A, C, I and R6) 5 years	(International Small Company Fund) Class C (International Small Company Fund - Classes A, C, I and R6) 10 years	(International Small Company Fund) Class I (International Small Company Fund - Classes A, C, I and R6) 1 year	(International Small Company Fund) Class I (International Small Company Fund - Classes A, C, I and R6) 3 years	(International Small Company Fund) Class I (International Small Company Fund - Classes A, C, I and R6) 5 years	(International Small Company Fund) Class I (International Small Company Fund - Classes A, C, I and R6) 10 years	(International Small Company Fund) Class R6 (International Small Company Fund - Classes A, C, I and R6) 1 year	(International Small Company Fund) Class R6 (International Small Company Fund - Classes A, C, I and R6) 3 years	(International Small Company Fund) Class R6 (International Small Company Fund - Classes A, C, I and R6) 5 years	(International Small Company Fund) Class R6 (International Small Company Fund - Classes A, C, I and R6) 10 years	(International Small Company Fund) Class R2 (International Small Company Fund - Classes R2, R4 and R5) 1 year	(International Small Company Fund) Class R2 (International Small Company Fund - Classes R2, R4 and R5) 3 years	(International Small Company Fund) Class R2 (International Small Company Fund - Classes R2, R4 and R5) 5 years	(International Small Company Fund) Class R2 (International Small Company Fund - Classes R2, R4 and R5) 10 years	(International Small Company Fund) Class R4 (International Small Company Fund - Classes R2, R4 and R5) 1 year	(International Small Company Fund) Class R4 (International Small Company Fund - Classes R2, R4 and R5) 3 years	(International Small Company Fund) Class R4 (International Small Company Fund - Classes R2, R4 and R5) 5 years	(International Small Company Fund) Class R4 (International Small Company Fund - Classes R2, R4 and R5) 10 years	(International Small Company Fund) Class R5 (International Small Company Fund - Classes R2, R4 and R5) 1 year	(International Small Company Fund) Class R5 (International Small Company Fund - Classes R2, R4 and R5) 3 years	(International Small Company Fund) Class R5 (International Small Company Fund - Classes R2, R4 and R5) 5 years	(International Small Company Fund) Class R5 (International Small Company Fund - Classes R2, R4 and R5) 10 years	(International Small Company Fund) Class NAV (International Small Company Fund - Class NAV) 1 year	(International Small Company Fund) Class NAV (International Small Company Fund - Class NAV) 3 years	(International Small Company Fund) Class NAV (International Small Company Fund - Class NAV) 5 years	(International Small Company Fund) Class NAV (International Small Company Fund - Class NAV) 10 years
USD ($)	634	920	1,227	2,095	312	657	1,128	2,252	111	349	605	1,339	100	314	546	1,212	135	424	733	1,612	105	330	573	1,270	98	308	535	1,189	633	914	1,217	2,074	310	651	1,118	2,231	109	342	595	1,316	98	308	535	1,189	149	464	802	1,757	133	417	723	1,589	103	324	562	1,247	96	302	525	1,165